Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs	     Common    002824100     32506    694860  SH          Sole
Accenture Ltd	     Common    G1150G111     35974    930752  SH	  Sole
Alcon Inc	     Common    H01301102     30617    206605  SH          Sole
Allergan	     Common    018490102     44896    770620  SH          Sole
Amazon.com	     Common    023135106     33488    306495  SH          Sole
Amgen Inc	     Common    031162100     37741    717509  SH          Sole
Apple Inc            Common    037833100     62873    249964  SH          Sole
Bard (C.R)	     Common    067383109     38241    493235  SH	  Sole
CH Robinson Inc	     Common    12541W209     38101    684528  SH	  Sole
Cisco Sys Inc        Common    17275R102     41063   1926913  SH          Sole
Gilead Inc	     Common    375558103     28660    836048  SH          Sole
Google		     Common    38259P508     45299    101807  SH          Sole
Mastercard	     Common    57636Q104     49111    246132  SH          Sole
Oracle Corp	     Common    68389X105     33762   1573233  SH          Sole
Qualcomm Inc         Common    747525103     37047   1128115  SH	  Sole
Varian Medical Sys   Common    92220P105     53440   1022190  SH	  Sole